PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

William G. Morton, Jr.

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Bob Young

President and Principal Executive Officer

Laura Del Prato

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER

SEPTEMBER 30, 2015

(UNAUDITED)

CONTENTS

Letter to Shareholders	1

Schedule of Portfolio Investments	3

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

3Q2015 Review

The third quarter was challenging for leveraged credit as weaknesses in the commodities-driven investment sectors began to spill over into the broader market and yield spreads in the communications sector came under pressure from the large debt-financed acquisition of Cablevision Systems Corp. by Altice NV Additionally, Moody’s Investors Service’s credit rating downgrade of Sprint Corp., the largest issuer in the high yield bond (also called “junk bond”) market, and global market growth concerns weighed on investor sentiment. Although returns in the high yield sector have generally been negative in 2015, we continued to believe that the slow-growth economy should benefit bond markets in the long run and that high yield bonds specifically had been overly sold amid recent market volatility. During the third quarter, credit sector fundamentals continued to be positive with most companies having reasonable leverage, good balance sheets and access to the capital markets. Credit spreads above +600 basis points and yields north of 8% in the high yield market also provide reasonable compensation to investors given limited, near-term default expectations of high yield issuers generally.

Our investment strategy continues to be based upon a process that is intended to take specific, targeted credit risk when our analysis indicates a favorable risk reward opportunity, while building a core of improving credits. We have made a conscious effort to position the portfolio into higher quality credits and continued to like that positioning as volatility persists in the market. Specific to the energy sector, we continue to find value in higher quality credits of companies that have better balance sheets and more flexibility in managing through challenging commodity prices. Although we are concerned that our portfolios would underperform if there were a sharp rise in oil prices, we believe that such a rise is unlikely and value the downside protection of our current positioning.

In September, commodities related sectors continued to drive negative performance in the high yield space. Additionally, heavy new issuances at attractive levels in the chemicals and communications sectors put pressure on prices in the secondary market. Coming into this period of volatility, we believe we were positioned conservatively, with an overweight in quality bias across the portfolio and underweight positions in the riskier sectors of the market. As the market has sold off, and some credits have been negatively impacted, we have continued to monitor the market for opportunities to selectively add to total return. Although we maintain a preference for quality, we continue to look for opportunities provided by the current market environment. Ultimately our ability to provide alpha will be driven by avoiding deteriorating credits and we continue to focus on companies with improving fundamentals and credit ratings upgrade potential at attractive yields.

For the three months ended September 30, 2015, the Fund returned -6.75% based on net asset value (“NAV”) compared to the -5.01% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the -4.93% average total return of the Morningstar Closed-End High Yield Category.

The Fund underperformed the Index during the reporting period. The Fund’s security selection in the gaming/leisure, health care, information technology, media/telecom, transportation, and utility sectors detracted from performance relative to the Index. On an industry level, the Fund’s underweight positions in the consumer products, housing, and retail sectors also detracted from relative performance.

The Fund’s security selection in the energy, financial, forest products and containers, metals/minerals, and services sectors made a positive contribution to performance relative to the Index. On an industry level, the Fund’s underweight positions in the energy and metals/minerals sector and overweight positions to the financial, food and drug, health care, and media/telecom sector also contributed to relative performance.

Fund Strategy

The Fund invests in all types of high-yield, high-risk debt securities and focuses on value by looking at individual securities against the context of broader market factors. The Fund’s portfolio managers monitor investments by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund’s investments.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s auction rate preferred stock (“ARPS”) have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

Due to changes by Moody’s and S&P in their respective ratings methodology for securities issued by closed-end funds, the Fund’s ARPS were downgraded from Aaa to Aa3 by Moody’s in July 2012 and from

PACHOLDER HIGH YIELD FUND, INC.

AAA to AA by S&P in May 2014. There was no impact to the Fund’s performance and no change to its investment strategy as a result of these downgrades.

The Fund paid a monthly dividend of $0.053 per common share starting in September 2014 until March 2015. In March 2015, the Board of Trustees of the Fund authorized a reduction in the monthly dividend amount from $0.053 per common share to $0.050 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time, and there can be no guarantee that the dividend level will continue or that a dividend will be paid at all. The amount of the monthly dividend, if any, may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2015 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
CONVERTIBLE BONDS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., 1.120%, (PIK), 03/21/18[17]	$41		$—	0.0%

UTILITIES — 0.1%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Yield, Inc., Private Placement, Co Guar, 3.250%, 06/01/20[2]	85		73,047	0.1

Total Convertible Bonds
(Cost $116,521)			73,047	0.1

CORPORATE BONDS — 126.5%
CONSUMER DISCRETIONARY — 23.9%
AUTO COMPONENTS — 2.7%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22	815		865,937	0.9
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22	528		531,300	0.6
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182		191,555	0.2
MPG Holdco I, Inc., Co Guar, 7.375%, 10/15/22	288		299,520	0.3
Pittsburgh Glass Works LLC, Private Placement, Sr Sec’d Nt, 8.000%, 11/15/18[2]	96		99,360	0.1
Tenneco, Inc., Co Guar, 5.375%, 12/15/24	53		54,391	0.1
ZF North America Capital, Inc., Private Placement, Co Guar,
4.000%, 04/29/20[2]	185		175,866	0.2
4.500%, 04/29/22[2]	150		141,750	0.1
4.750%, 04/29/25[2]	204		186,915	0.2

			2,546,594	2.7
AUTOMOBILES — 1.2%
FCA U.S. LLC/CG Co-Issuer Inc., Sec’d Nt, 8.250%, 06/15/21	400		424,480	0.4
Fiat Chrysler Automobiles N.V., Sr Unsec’d Nt, (Netherlands),
4.500%, 04/15/20	249		236,550	0.2
5.250%, 04/15/23	200		186,500	0.2
AUTOMOBILES — (continued)
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	$200		$195,780	0.2%
5.625%, 02/01/23[2]	150		147,375	0.2
Motors Liquidation Co.,
5.250%, 03/06/32	25 Units		3	0.0	[12]
6.250%, 07/15/33	15 Units		1	0.0	[12]
7.250%, 04/15/41	–Units	[11]	—	0.0
7.250%, 07/15/41	–Units	[11]	—	0.0
7.250%, 02/15/52	7 Units		1	0.0	[12]
7.375%, 10/01/51	–Units	[11]	—	0.0
7.735%, 05/15/48	10 Units		1	0.0	[12]
7.750%, 03/15/36[1,4]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		—	0.0
8.100%, 06/15/24[1,4]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4]	425		—	0.0

			1,190,693	1.2
DISTRIBUTORS — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126		127,575	0.1
Global Partners LP/GLP Finance Corp., Co Guar, 6.250%, 07/15/22	56		49,280	0.1
Global Partners LP/GLP Finance Corp., Private Placement, Co Guar, 7.000%, 06/15/23[2]	150		139,875	0.1

			316,730	0.3
HOTELS, RESTAURANTS & LEISURE — 3.8%
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110		111,650	0.1
1011778 BC ULC/New Red Finance, Inc., Private Placement, Sr Sec’d Nt, (Canada), 4.625%, 01/15/22[2]	60		58,662	0.1
Boyd Gaming Corp., Co Guar, 6.875%, 05/15/23	72		73,080	0.1
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	52		54,930	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOTELS, RESTAURANTS & LEISURE — (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar,
5.250%, 03/15/21	$100	$101,250	0.1%
5.375%, 06/01/24	70	70,175	0.1
Choice Hotels International, Inc., Co Guar, 5.750%, 07/01/22	83	88,602	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	54	56,295	0.1
ESH Hospitality, Inc., Private Placement, Co Guar, 5.250%, 05/01/25[2]	105	103,163	0.1
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Co Guar, 5.625%, 10/15/21	90	92,925	0.1
Isle of Capri Casinos, Inc., Co Guar,
5.875%, 03/15/21	100	103,000	0.1
8.875%, 06/15/20	150	159,375	0.2
MGM Resorts International, Co Guar,
6.000%, 03/15/23	175	169,969	0.2
6.625%, 12/15/21	162	166,050	0.2
6.750%, 10/01/20	263	271,547	0.3
7.750%, 03/15/22	224	238,560	0.2
8.625%, 02/01/19	260	285,350	0.3
Real Mex Restaurants, Inc., 7.000%, 03/21/16	82	67,450	0.1
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	68	70,720	0.1
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt, 5.375%, 04/15/23[2]	99	97,515	0.1
Scientific Games International, Inc., Co Guar, 10.000%, 12/01/22	380	331,550	0.3
Scientific Games International, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 01/01/22[2]	75	73,875	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	220	216,700	0.2
HOTELS, RESTAURANTS & LEISURE — (continued)
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	$193	$201,685	0.2%
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	35	35,000	0.0	[12]
Speedway Motorsports, Inc., Co Guar, 5.125%, 02/01/23	110	107,800	0.1
Viking Cruises Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 6.250%, 05/15/25[2]	45	43,988	0.0	[12]
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, Co Guar, 5.500%, 03/01/25[2]	280	240,100	0.2

		3,690,966	3.8
HOUSEHOLD DURABLES — 2.1%
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	95	93,812	0.1
Brookfield Residential Properties, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.375%, 05/15/25[2]	58	54,665	0.1
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	104	99,060	0.1
Century Communities, Inc., Private Placement, Co Guar, 6.875%, 05/15/22[2]	150	142,500	0.1
K. Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15	130	129,025	0.1
Lennar Corp., Co Guar,
4.500%, 06/15/19	29	29,319	0.0	[12]
4.500%, 11/15/19	64	64,544	0.1
4.750%, 05/30/25	125	119,375	0.1
6.950%, 06/01/18	40	43,400	0.0	[12]
Series B, 12.250%, 06/01/17	150	172,125	0.2
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	152	155,800	0.2
Meritage Homes Corp., Co Guar,
7.000%, 04/01/22	133	143,474	0.2
7.150%, 04/15/20	10	10,875	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOUSEHOLD DURABLES — (continued)
Standard Pacific Corp., Co Guar,
5.875%, 11/15/24	$67	$68,675	0.1%
8.375%, 01/15/21	75	88,125	0.1
10.750%, 09/15/16	29	31,175	0.0	[12]
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 5.875%, 04/15/23[2]	129	129,000	0.1
Tempur Sealy International, Inc., Private Placement, Co Guar, 5.625%, 10/15/23[2]	135	135,506	0.1
WCI Communities, Inc., Co Guar, 6.875%, 08/15/21	257	266,638	0.3
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., Private Placement, Co Guar, 6.750%, 12/15/21[2]	80	73,600	0.1

		2,050,693	2.1
INTERNET & CATALOG RETAIL — 0.5%
Netflix, Inc., Private Placement, Sr Unsec’d Nt,
5.500%, 02/15/22[2]	75	75,750	0.1
5.875%, 02/15/25[2]	75	77,063	0.1
Netflix, Inc., Sr Unsec’d Nt,
5.375%, 02/01/21	143	148,362	0.2
5.750%, 03/01/24	140	142,800	0.1

		443,975	0.5
MEDIA — 11.3%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	3,750	0.0	[12]
9.375%, 11/15/09[1,4]	560	2,800	0.0	[12]
Altice Luxembourg S.A., Private Placement, Co Guar, (Luxembourg), 7.750%, 05/15/22[2]	282	256,620	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22	191	191,955	0.2
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20	648	576,720	0.6
CCO Safari II LLC, Private Placement, Sr Sec’d Nt,
4.464%, 07/23/22[2]	145	145,077	0.2
6.384%, 10/23/35[2]	101	102,186	0.1
MEDIA — (continued)
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	$145	$98,600	0.1%
Cenveo Corp., Private Placement, Sr Sec’d Nt, 6.000%, 08/01/19[2]	60	50,400	0.0	[12]
Cequel Communications Holdings I LLC/Cequel Capital Corp., Private Placement, Sr Unsec’d Nt,
5.125%, 12/15/21[2]	128	112,720	0.1
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	73,500	0.1
Clear Channel Worldwide Holdings, Inc., Co Guar,
6.500%, 11/15/22	171	170,145	0.2
Series B, 6.500%, 11/15/22	399	400,496	0.4
Series A, 7.625%, 03/15/20	25	24,938	0.0	[12]
Series B, 7.625%, 03/15/20	734	735,835	0.8
CSC Holdings LLC, Sr Unsec’d Nt, 6.750%, 11/15/21	215	192,425	0.2
DISH DBS Corp., Co Guar,
5.875%, 07/15/22	85	75,225	0.1
6.750%, 06/01/21	969	933,263	1.0
7.875%, 09/01/19	65	68,142	0.0	[12]
Gray Television, Inc., Co Guar, 7.500%, 10/01/20	275	281,875	0.3
iHeartCommunications, Inc., Sr Sec’d Nt,
9.000%, 12/15/19	228	196,080	0.2
9.000%, 03/01/21	20	16,805	0.0	[12]
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30	160	164,800	0.2
LIN Television Corp., Co Guar, 6.375%, 01/15/21	130	135,200	0.1
Live Nation Entertainment, Inc., Private Placement, Co Guar, 5.375%, 06/15/22[2]	60	58,800	0.1
Media General Financing Sub, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 11/15/22[2]	85	84,363	0.1
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20	100	103,000	0.1
Nexstar Broadcasting, Inc., Private Placement, Co Guar, 6.125%, 02/15/22[2]	90	88,875	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA — (continued)
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	$277	$268,344	0.3%
Numericable-SFR SAS, Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2]	600	578,250	0.6
6.250%, 05/15/24[2]	200	192,500	0.2
Outfront Media Capital LLC/Outfront Media Capital Corp., Co Guar,
5.250%, 02/15/22	88	87,890	0.1
5.625%, 02/15/24	185	187,544	0.2
5.875%, 03/15/25	75	76,312	0.1
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada),
5.750%, 01/15/23	75	73,875	0.1
9.750%, 10/15/15[1,4]	585	731	0.0	[12]
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	104	107,380	0.1
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22	150	147,375	0.2
5.750%, 06/15/23	100	96,500	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	178	173,995	0.2
6.125%, 10/01/22	200	198,000	0.2
6.375%, 11/01/21	35	35,175	0.0	[12]
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.625%, 08/01/24[2]	105	95,419	0.1
Sirius XM Radio, Inc., Private Placement, Co Guar,
4.250%, 05/15/20[2]	35	34,213	0.0	[12]
4.625%, 05/15/23[2]	75	70,125	0.1
5.750%, 08/01/21[2]	207	207,129	0.2
6.000%, 07/15/24[2]	139	139,695	0.2
TEGNA, Inc., Co Guar,
5.125%, 07/15/20	62	63,240	0.1
6.375%, 10/15/23	280	294,000	0.3
TEGNA, Inc., Private Placement, Co Guar,
4.875%, 09/15/21[2]	65	63,700	0.1
5.500%, 09/15/24[2]	65	63,212	0.0	[12]
MEDIA — (continued)
Time Warner Cable, Inc., Co Guar, 7.300%, 07/01/38	$145	$151,870	0.2%
Tribune Media Co., Private Placement, Co Guar, 5.875%, 07/15/22[2]	117	113,490	0.1
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 5.000%, 01/15/25[2]	200	188,000	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	327,600	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	118,750	0.1
5.125%, 02/15/25[2]	250	234,375	0.2
6.750%, 09/15/22[2]	542	560,970	0.6
Videotron Ltd., Co Guar, (Canada), 5.000%, 07/15/22	53	52,205	0.1
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2]	114	112,290	0.1
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2]	217	203,980	0.2
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.625%, 04/15/22[2]	150	145,500	0.1

		10,808,229	11.3
MULTILINE RETAIL — 0.4%
Family Tree Escrow LLC, Private Placement, Co Guar, 5.750%, 03/01/23[2]	74	76,775	0.1
J.C. Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	51	51,000	0.1
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	217,330	0.2

		345,105	0.4
SPECIALTY RETAIL — 1.5%
Caleres, Inc., Private Placement, Co Guar, 6.250%, 08/15/23[2]	103	103,257	0.1
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, (PIK), 05/01/19[2,17]	76	29,070	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SPECIALTY RETAIL — (continued)
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	$659	$525,552	0.5%
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	509	198,510	0.2
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2]	119	109,480	0.1
Jo-Ann Stores LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 03/15/19[2]	75	69,375	0.1
Nebraska Book Holdings, Inc., Private Placement, Sr Sec’d Nt, 15.000%, 06/30/16[2]	190	189,750	0.2
Party City Holdings, Inc., Private Placement, Co Guar, 6.125%, 08/15/23[2]	90	90,675	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	106,973	0.1
Serta Simmons Bedding LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	47,194	0.1

		1,469,836	1.5
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Levi Strauss & Co., Sr Unsec’d Nt, 5.000%, 05/01/25	110	107,800	0.1

Total Consumer Discretionary		22,970,621	23.9

CONSUMER STAPLES — 6.9%
BEVERAGES — 0.6%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	74,438	0.1
4.250%, 05/01/23	25	24,906	0.0	[12]
4.750%, 11/15/24	63	63,630	0.1
Cott Beverages, Inc., Co Guar, 6.750%, 01/01/20	104	106,860	0.1
DS Services of America, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	234	268,807	0.3

		538,641	0.6
FOOD & STAPLES RETAILING — 2.1%
Albertsons Holdings LLC/Safeway, Inc., Private Placement, Sec’d Nt, 7.750%, 10/15/22[2]	435	466,124	0.5
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	135	138,713	0.1
FOOD & STAPLES RETAILING — (continued)
New Albertsons, Inc., Sr Unsec’d Nt,
7.450%, 08/01/29	$80	$78,400	0.1%
7.750%, 06/15/26	16	15,280	0.0	[12]
8.000%, 05/01/31	193	189,140	0.2
8.700%, 05/01/30	7	7,070	0.0	[12]
Rite Aid Corp., Co Guar, 6.750%, 06/15/21	160	164,000	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.125%, 04/01/23[2]	262	260,035	0.3
SUPERVALU, Inc., Sr Unsec’d Nt, 7.750%, 11/15/22	454	454,000	0.5
Tops Holding LLC/Tops Markets II Corp., Private Placement, Sr Sec’d Nt, 8.000%, 06/15/22[2]	225	225,000	0.2

		1,997,762	2.1
FOOD PRODUCTS — 3.6%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	265	270,300	0.3
Darling Ingredients, Inc., Co Guar, 5.375%, 01/15/22	220	215,600	0.2
Dean Foods Co., Private Placement, Co Guar, 6.500%, 03/15/23[2]	375	380,625	0.4
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2]	177	183,638	0.2
7.250%, 06/01/21[2]	258	263,081	0.3
8.250%, 02/01/20[2]	78	81,315	0.1
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
5.750%, 06/15/25[2]	193	177,560	0.2
5.875%, 07/15/24[2]	221	207,187	0.2
Pilgrim’s Pride Corp., Private Placement, Co Guar, 5.750%, 03/15/25[2]	105	103,163	0.1
Post Holdings, Inc., Private Placement, Co Guar,
6.750%, 12/01/21[2]	200	200,000	0.2
7.750%, 03/15/24[2]	82	84,050	0.1
8.000%, 07/15/25[2]	33	33,990	0.0	[12]
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	132,500	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS — (continued)
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	$101	$102,515	0.1%
5.875%, 08/01/21[2]	436	446,900	0.5
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	351	369,866	0.4
7.750%, 07/01/17	76	81,700	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	88	89,760	0.1

		3,423,750	3.6
HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc., Private Placement, Co Guar, 5.500%, 06/15/25[2]	248	241,490	0.2
Spectrum Brands, Inc., Co Guar, 6.625%, 11/15/22	42	44,415	0.0	[12]
Spectrum Brands, Inc., Private Placement, Co Guar,
5.750%, 07/15/25[2]	102	104,040	0.1
6.125%, 12/15/24[2]	43	44,290	0.1

		434,235	0.4
PERSONAL PRODUCTS — 0.2%
Prestige Brands, Inc., Private Placement, Co Guar, 5.375%, 12/15/21[2]	100	97,500	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21	119	115,430	0.1

		212,930	0.2

Total Consumer Staples		6,607,318	6.9

ENERGY — 15.4%
ENERGY EQUIPMENT & SERVICES — 1.8%
Basic Energy Services, Inc., Co Guar, 7.750%, 10/15/22	64	29,920	0.0	[12]
CSI Compressco LP/Compressco Finance, Inc., Co Guar, 7.250%, 08/15/22	176	143,440	0.2
Exterran Partners LP/EXLP Finance Corp., Co Guar, 6.000%, 10/01/22	120	100,500	0.1
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 04/01/19[2]	200	111,188	0.1
ENERGY EQUIPMENT & SERVICES — (continued)
Parker Drilling Co., Co Guar,
6.750%, 07/15/22	$71	$55,380	0.1%
7.500%, 08/01/20	26	21,320	0.0	[12]
PHI, Inc., Co Guar, 5.250%, 03/15/19	81	69,660	0.1
Pioneer Energy Services Corp., Co Guar, 6.125%, 03/15/22	50	28,250	0.0	[12]
Precision Drilling Corp., Co Guar, (Canada), 5.250%, 11/15/24	170	135,150	0.2
Sea Trucks Group Ltd., Private Placement, Sr Sec’d Nt, (United Kingdom), Reg. S, 9.000%, 03/26/18[2]	200	130,000	0.1
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar,
5.500%, 08/15/22	55	47,300	0.0	[12]
7.500%, 07/01/21	65	62,400	0.1
Transocean, Inc., Co Guar, (Cayman Islands),
6.500%, 11/15/20	44	33,660	0.0	[12]
6.875%, 12/15/21	206	153,660	0.2
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2]	130	121,550	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	418	342,760	0.4
Western Refining Logistics LP/WNRL Finance Corp., Co Guar, 7.500%, 02/15/23	107	106,197	0.1

		1,692,335	1.8
OIL, GAS & CONSUMABLE FUELS — 13.6%
Antero Resources Corp., Co Guar,
5.125%, 12/01/22	89	76,540	0.1
5.375%, 11/01/21	70	61,600	0.1
6.000%, 12/01/20	115	106,375	0.1
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	34,980	0.1
5.625%, 06/01/24[2]	44	34,760	0.0	[12]
Blue Racer Midstream LLC/Blue Racer Finance Corp., Private Placement, Co Guar, 6.125%, 11/15/22[2]	239	227,050	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
California Resources Corp., Co Guar,
5.000%, 01/15/20	$113	$72,673	0.1%
5.500%, 09/15/21	156	95,160	0.1
6.000%, 11/15/24	72	42,885	0.0	[12]
Chesapeake Energy Corp., Co Guar,
4.875%, 04/15/22	516	336,690	0.4
5.375%, 06/15/21	140	93,100	0.1
6.125%, 02/15/21	46	32,056	0.0	[12]
Cimarex Energy Co., Co Guar,
4.375%, 06/01/24	80	77,890	0.1
5.875%, 05/01/22	72	75,614	0.1
Citgo Holding, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 02/15/20[2]	150	146,625	0.2
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2]	204	194,820	0.2
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar,
6.375%, 03/15/24	84	46,200	0.1
8.500%, 12/15/19	31	19,220	0.0	[12]
Comstock Resources, Inc., Co Guar,
7.750%, 04/01/19	150	37,500	0.1
9.500%, 06/15/20	109	29,975	0.0	[12]
Comstock Resources, Inc., Private Placement, Sr Sec’d Nt, 10.000%, 03/15/20[2]	173	120,235	0.1
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	40	38,100	0.1
6.500%, 01/15/22	205	201,925	0.2
CONSOL Energy, Inc., Co Guar, 5.875%, 04/15/22	130	87,425	0.1
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar,
6.000%, 12/15/20	48	43,080	0.1
6.125%, 03/01/22	151	130,721	0.1
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Private Placement, Co Guar, 6.250%, 04/01/23[2]	136	115,600	0.1
Diamondback Energy, Inc., Co Guar, 7.625%, 10/01/21	157	164,850	0.2
OIL, GAS & CONSUMABLE FUELS — (continued)
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24	$250	$225,125	0.3%
7.500%, 10/15/20	19	18,905	0.0	[12]
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22	124	135,702	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar,
6.375%, 06/15/23	93	68,645	0.1
7.750%, 09/01/22	142	113,600	0.1
9.375%, 05/01/20	138	118,680	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.625%, 06/15/24	125	107,500	0.1
5.750%, 02/15/21	175	159,250	0.1
6.000%, 05/15/23	82	72,160	0.1
6.750%, 08/01/22	75	70,387	0.1
Halcon Resources Corp., Private Placement, Sec’d Nt, 13.000%, 02/15/22[2]	174	110,707	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2]	377	320,450	0.3
5.750%, 10/01/25[2]	225	198,000	0.2
7.625%, 04/15/21[2]	75	73,500	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	125	118,750	0.1
Jones Energy Holdings LLC/Jones Energy Finance Corp., Co Guar, 6.750%, 04/01/22	160	127,101	0.1
Jupiter Resources, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 8.500%, 10/01/22[2]	250	140,625	0.1
Linn Energy LLC/Linn Energy Finance Corp., Co Guar, 6.500%, 09/15/21	145	30,088	0.0	[12]
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar,
4.875%, 12/01/24	130	118,950	0.1
4.875%, 06/01/25	333	306,293	0.3
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	231	213,675	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	$85	$69,700	0.1%
7.000%, 03/31/24[2]	258	205,110	0.2
Memorial Resource Development Corp., Co Guar, 5.875%, 07/01/22	214	194,740	0.2
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	77	71,225	0.1
Newfield Exploration Co., Sr Unsec’d Nt,
5.375%, 01/01/26	75	68,625	0.1
5.625%, 07/01/24	105	99,225	0.1
5.750%, 01/30/22	300	291,000	0.3
NGL Energy Partners LP/NGL Energy Finance Corp., Co Guar,
5.125%, 07/15/19	53	48,230	0.1
6.875%, 10/15/21	105	98,700	0.1
Noble Energy, Inc., Co Guar,
5.625%, 05/01/21	59	59,354	0.0	[12]
5.875%, 06/01/22	529	528,002	0.6
5.875%, 06/01/24	36	35,820	0.0	[12]
Oasis Petroleum, Inc., Co Guar, 6.875%, 03/15/22	180	142,614	0.1
Peabody Energy Corp., Co Guar, 6.250%, 11/15/21	197	40,385	0.0	[12]
Peabody Energy Corp., Private Placement, Sec’d Nt, 10.000%, 03/15/22[2]	354	133,193	0.1
Penn Virginia Corp., Co Guar, 8.500%, 05/01/20	211	54,596	0.1
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	239	199,804	0.2
5.375%, 10/01/22	343	291,550	0.3
6.875%, 03/01/21	215	197,800	0.2
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.000%, 10/01/22	84	82,013	0.1
5.875%, 03/01/22	152	155,765	0.2
6.500%, 07/15/21	320	330,208	0.3
Rice Energy, Inc., Private Placement, Co Guar, 7.250%, 05/01/23[2]	108	101,250	0.1
OIL, GAS & CONSUMABLE FUELS — (continued)
Rockies Express Pipeline LLC, Private Placement, Sr Unsec’d, 6.000%, 01/15/19[2]	$300	$288,000	0.3%
RSP Permian, Inc., Co Guar, 6.625%, 10/01/22	62	59,520	0.1
Sabine Oil & Gas Corp., Co Guar, 9.750%, 02/15/17[1,4]	148	14,800	0.0	[12]
SemGroup Corp., Co Guar, 7.500%, 06/15/21	109	102,460	0.1
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24	220	186,175	0.2
5.625%, 06/01/25	131	112,660	0.1
6.500%, 11/15/21	429	407,550	0.4
6.500%, 01/01/23	240	223,200	0.3
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	159	98,580	0.1
Sunoco LP/Sunoco Finance Corp., Private Placement, Co Guar,
5.500%, 08/01/20[2]	154	151,690	0.2
6.375%, 04/01/23[2]	225	219,375	0.2
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Co Guar, 9.750%, 02/15/18[2]	198	134,640	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	52	49,725	0.1
6.875%, 02/01/21	200	193,500	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, Co Guar, 5.000%, 01/15/18[2]	122	116,205	0.1
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Private Placement, Co Guar,
5.500%, 10/15/19[2]	97	95,060	0.1
6.250%, 10/15/22[2]	93	90,675	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.750%, 12/15/18[2]	255	183,600	0.2
6.125%, 10/01/24[2]	171	97,470	0.1
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	243	108,135	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	$65	$63,050	0.1%
Williams Partners LP/ACMP Finance Corp., Sr Unsec’d Nt,
4.875%, 05/15/23	83	76,775	0.1
6.125%, 07/15/22	156	158,725	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 09/15/24	343	276,115	0.3
6.000%, 01/15/22	526	452,360	0.5

		13,050,696	13.6

Total Energy		14,743,031	15.4

FINANCIALS — 9.4%
BANKS — 3.4%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22	200	224,125	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	130	137,475	0.2
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17	303	306,788	0.3
5.000%, 08/15/22	327	326,591	0.3
5.250%, 03/15/18	85	87,337	0.1
5.375%, 05/15/20	505	528,988	0.6
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23	246	261,908	0.3
6.100%, 06/10/23	535	574,880	0.6
6.125%, 12/15/22	503	544,351	0.5
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	275	299,719	0.3

		3,292,162	3.4
CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp., Sr Unsec’d Nt,
4.625%, 09/15/23	102	103,020	0.1
5.375%, 11/15/22	78	82,680	0.1

		185,700	0.2
CONSUMER FINANCE — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co Guar, (Ireland), 4.500%, 05/15/21	200	199,750	0.2
CONSUMER FINANCE — (continued)
Ally Financial, Inc., Co Guar, 8.000%, 11/01/31	$307	$355,641	0.4%
Ally Financial, Inc., Sr Unsec’d Nt,
3.600%, 05/21/18	197	194,784	0.2
4.125%, 03/30/20	650	642,687	0.7
4.625%, 05/19/22	79	77,716	0.1
4.625%, 03/30/25	225	212,625	0.2
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,256	0.0	[12]
4.250%, 05/15/23	38	37,224	0.0	[12]

		1,742,683	1.8
DIVERSIFIED FINANCIAL SERVICES — 1.3%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	327	112,815	0.1
Argos Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 03/15/23[2]	295	298,319	0.3
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	494	261,820	0.3
Horizon Pharma Financing, Inc., Private Placement, Co Guar, 6.625%, 05/01/23[2]	200	176,500	0.2
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, 8.250%, (PIK), 12/15/17[2,17]	99	99,495	0.1
MSCI, Inc., Private Placement, Co Guar, 5.250%, 11/15/24[2]	59	59,590	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	23,240	0.0	[12]
7.875%, 10/01/20	111	101,010	0.1
9.625%, 05/01/19	54	55,620	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	49,750	0.0	[12]
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	65	51,350	0.0	[12]

		1,289,509	1.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INSURANCE — 0.8%
CNO Financial Group, Inc., Sr Unsec’d Nt,
4.500%, 05/30/20	$59	$60,180	0.1%
5.250%, 05/30/25	154	156,310	0.2
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2]	93	96,720	0.1
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	216	208,440	0.2
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	218	213,368	0.2

		735,018	0.8
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Crown Castle International Corp., Sr Unsec’d Nt,
4.875%, 04/15/22	107	111,227	0.1
5.250%, 01/15/23	105	111,058	0.1
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	133	136,325	0.1
Equinix, Inc., Sr Unsec’d Nt,
4.875%, 04/01/20	128	130,240	0.1
5.375%, 01/01/22	68	67,660	0.1
5.750%, 01/01/25	48	47,640	0.1
FelCor Lodging LP, Co Guar, 6.000%, 06/01/25	75	75,000	0.1
Iron Mountain, Inc., Co Guar,
5.750%, 08/15/24	191	184,315	0.2
7.750%, 10/01/19	100	103,900	0.1
Iron Mountain, Inc., Private Placement, Co Guar, 6.000%, 10/01/20[2]	199	200,930	0.2
RHP Hotel Properties LP/RHP Finance Corp., Co Guar, 5.000%, 04/15/21	59	59,000	0.1
RHP Hotel Properties LP/RHP Finance Corp., Private Placement, Co Guar, 5.000%, 04/15/23[2]	65	64,675	0.1

		1,291,970	1.4
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson, Inc., Co Guar, 5.875%, 04/01/24	18	17,595	0.0 [12]
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	264	256,080	0.3

		273,675	0.3
THRIFTS & MORTGAGE FINANCE — 0.2%
Quicken Loans, Inc., Private Placement, Co Guar, 5.750%, 05/01/25[2]	$248	$232,810	0.2%

Total Financials		9,043,527	9.4

HEALTH CARE — 15.3%
BIOTECHNOLOGY — 0.1%
AMAG Pharmaceuticals, Inc., Private Placement, Co Guar, 7.875%, 09/01/23[2]	105	100,538	0.1

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Alere, Inc., Co Guar, 6.500%, 06/15/20	120	121,800	0.1
Alere, Inc., Private Placement, Co Guar, 6.375%, 07/01/23[2]	47	47,705	0.1
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	522,445	0.5
Crimson Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 05/15/22[2]	151	129,860	0.1
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Private Placement, Sec’d Nt, 8.125%, 06/15/21[2]	72	70,200	0.1
Halyard Health, Inc., Co Guar, 6.250%, 10/15/22	205	209,100	0.2
Hill-Rom Holdings, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 09/01/23[2]	110	110,275	0.1
Hologic, Inc., Private Placement, Co Guar, 5.250%, 07/15/22[2]	202	204,020	0.2
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Private Placement, Co Guar, (Luxembourg),
4.875%, 04/15/20[2]	165	157,575	0.2
5.500%, 04/15/25[2]	135	120,319	0.1
5.625%, 10/15/23[2]	160	145,600	0.2
5.750%, 08/01/22[2]	222	214,230	0.2
Sterigenics-Nordion Holdings LLC, Private Placement, Sr Unsec’d Nt, 6.500%, 05/15/23[2]	60	59,550	0.1
Teleflex, Inc., Co Guar, 5.250%, 06/15/24	105	105,525	0.1

		2,218,204	2.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE PROVIDERS & SERVICES — 8.8%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22	$105	$103,425	0.1%
5.625%, 02/15/23	70	70,350	0.1
6.125%, 03/15/21	108	112,320	0.1
Amsurg Corp., Co Guar,
5.625%, 11/30/20	65	65,975	0.1
5.625%, 07/15/22	125	124,844	0.1
Centene Corp., Sr Unsec’d Nt, 4.750%, 05/15/22	115	114,425	0.1
CHS/Community Health Systems, Inc., Co Guar,
6.875%, 02/01/22	365	372,742	0.4
7.125%, 07/15/20	203	211,120	0.2
8.000%, 11/15/19	280	291,375	0.3
CHS/Community Health Systems, Inc., Sr Sec’d Nt,
5.125%, 08/15/18	45	46,012	0.1
5.125%, 08/01/21	110	111,925	0.1
DaVita HealthCare Partners, Inc., Co Guar,
5.000%, 05/01/25	235	225,600	0.2
5.125%, 07/15/24	170	166,940	0.2
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2]	140	139,650	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	71,522	0.1
5.750%, 02/15/21[2]	90	96,975	0.1
5.875%, 01/31/22[2]	105	112,613	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
4.125%, 10/15/20[2]	95	94,762	0.1
4.750%, 10/15/24[2]	55	54,313	0.1
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	372,750	0.4
HCA, Inc., Co Guar,
5.375%, 02/01/25	377	373,230	0.4
5.875%, 05/01/23	180	186,750	0.2
7.500%, 02/15/22	270	305,100	0.3
HEALTH CARE PROVIDERS & SERVICES — (continued)
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19	$122	$121,695	0.1%
4.250%, 10/15/19	150	151,500	0.2
4.750%, 05/01/23	176	176,616	0.2
5.000%, 03/15/24	184	184,460	0.2
5.250%, 04/15/25	170	173,612	0.2
5.875%, 03/15/22	200	214,500	0.2
6.500%, 02/15/20	275	299,750	0.3
HealthSouth Corp., Co Guar, 5.750%, 11/01/24	175	172,812	0.2
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	487	501,001	0.5
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	53	54,723	0.1
LifePoint Health, Inc., Co Guar, 5.500%, 12/01/21	144	145,440	0.1
MPH Acquisition Holdings LLC, Private Placement, Co Guar, 6.625%, 04/01/22[2]	430	430,000	0.4
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	73,875	0.1
4.750%, 06/01/20	75	75,750	0.1
6.000%, 10/01/20	173	182,515	0.2
6.250%, 11/01/18	105	112,088	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
5.000%, 03/01/19	108	104,490	0.1
5.500%, 03/01/19	500	495,000	0.5
6.750%, 02/01/20	30	30,300	0.0	[12]
6.750%, 06/15/23	185	183,612	0.2
8.000%, 08/01/20	288	297,360	0.3
8.125%, 04/01/22	303	322,059	0.4
Universal Health Services, Inc., Private Placement, Sr Sec’d Nt,
3.750%, 08/01/19[2]	32	32,400	0.0	[12]
4.750%, 08/01/22[2]	47	47,940	0.1

		8,408,216	8.8
HEALTH CARE TECHNOLOGY — 0.3%
Emdeon, Inc., Private Placement, Co Guar, 6.000%, 02/15/21[2]	145	140,106	0.1
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	184,500	0.2

		324,606	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Quintiles Transnational Corp., Private Placement, Co Guar, 4.875%, 05/15/23[2]	$120	$118,800	0.1%

PHARMACEUTICALS — 3.7%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.000%, (PIK), 05/15/19[2,17]	90	90,000	0.1
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, (PIK), 06/15/12[1,4,16,17]	2,805	281	0.0	[12]
Concordia Healthcare Corp., Private Placement, Co Guar, (Canada), 7.000%, 04/15/23[2]	87	76,125	0.1
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	190	188,100	0.2
Endo Finance LLC/Endo Finco, Inc., Private Placement, Co Guar,
7.250%, 12/15/20[2]	75	78,000	0.1
7.750%, 01/15/22[2]	83	87,565	0.1
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Private Placement, Co Guar, (Ireland),
6.000%, 07/15/23[2]	285	281,437	0.3
6.000%, 02/01/25[2]	215	208,819	0.2
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.375%, 03/15/20[2]	295	286,703	0.3
5.500%, 03/01/23[2]	95	90,250	0.1
5.625%, 12/01/21[2]	65	61,750	0.1
5.875%, 05/15/23[2]	705	673,716	0.7
6.125%, 04/15/25[2]	425	404,812	0.4
6.375%, 10/15/20[2]	210	208,819	0.2
6.750%, 08/15/18[2]	354	360,195	0.4
7.000%, 10/01/20[2]	280	285,600	0.3
7.500%, 07/15/21[2]	152	156,560	0.1

		3,538,732	3.7

Total Health Care		14,709,096	15.3

INDUSTRIALS — 15.0%
AEROSPACE & DEFENSE — 0.7%
Aerojet Rocketdyne Holdings, Inc., Sec’d Nt, 7.125%, 03/15/21	65	67,275	0.1
AEROSPACE & DEFENSE — (continued)
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	$88	$70,840	0.1%
5.500%, 09/15/18[2]	56	48,440	0.1
6.125%, 01/15/23[2]	55	40,425	0.0	[12]
7.500%, 03/15/18[2]	100	93,000	0.1
Orbital ATK, Inc., Co Guar, 5.250%, 10/01/21	93	94,162	0.1
Orbital ATK, Inc., Private Placement, Co Guar, 5.500%, 10/01/23[2]	35	35,088	0.0	[12]
TransDigm, Inc., Co Guar, 6.000%, 07/15/22	228	212,610	0.2

		661,840	0.7
AIRLINES — 0.8%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	512	562,982	0.6
UAL 2007-1 Pass-Through Trust, Private Placement, 7.336%, 07/02/19[2]	63	66,925	0.1
U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	150	154,741	0.1

		784,648	0.8
BUILDING PRODUCTS — 0.6%
Building Materials Corp. of America, Private Placement, Sr Unsec’d Nt, 6.000%, 10/15/25[2]	75	75,750	0.1
Masco Corp., Sr Unsec’d Nt,
4.450%, 04/01/25	113	114,412	0.1
5.950%, 03/15/22	43	46,924	0.1
7.125%, 03/15/20	10	11,525	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 5.625%, 03/15/23[2]	107	109,140	0.1
NCI Building Systems, Inc., Private Placement, Co Guar, 8.250%, 01/15/23[2]	140	146,650	0.1
Summit Materials LLC/Summit Materials Finance Corp., Co Guar, 6.125%, 07/15/23	120	115,800	0.1

		620,201	0.6
COMMERCIAL SERVICES & SUPPLIES — 4.2%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	62,400	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
COMMERCIAL SERVICES & SUPPLIES — (continued)
ADT Corp. (The), Sr Unsec’d Nt,
3.500%, 07/15/22	$54	$47,790	0.1%
4.125%, 04/15/19	65	65,325	0.0	[12]
4.125%, 06/15/23	510	459,000	0.5
6.250%, 10/15/21	305	314,531	0.3
Aramark Services, Inc., Co Guar, 5.750%, 03/15/20	115	119,528	0.1
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	350	343,000	0.4
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	76,200	0.1
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2]	385	351,312	0.4
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2]	105	94,500	0.1
9.750%, 08/01/18[2]	145	149,350	0.2
Harland Clarke Holdings Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 03/01/21[2]	90	74,812	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 4.570%, 12/21/65[2]	450	411,750	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	481,000	0.5
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Private Placement, Co Guar, 6.375%, 08/01/23[2]	205	199,363	0.2
Jurassic Holdings III, Inc., Private Placement, Sec’d Nt, 6.875%, 02/15/21[2]	315	221,288	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	86,113	0.1
Quad/Graphics, Inc., Co Guar, 7.000%, 05/01/22	125	111,875	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 10/15/15[1,4]	1,415	1,769	0.0	[12]
6.500%, 08/01/27[1,4]	810	1,012	0.0	[12]
COMMERCIAL SERVICES & SUPPLIES — (continued)
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.500%, 11/15/23	$40	$37,600	0.0%[12]
7.000%, 02/15/22	75	72,750	0.1
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2]	230	212,463	0.2

		3,994,731	4.2
CONSTRUCTION & ENGINEERING — 1.6%
AECOM, Private Placement, Co Guar,
5.750%, 10/15/22[2]	200	201,126	0.2
5.875%, 10/15/24[2]	360	362,700	0.4
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	70	73,647	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	625	515,625	0.5
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	400	404,000	0.4

		1,557,098	1.6
ELECTRICAL EQUIPMENT — 0.5%
EnerSys, Private Placement, Co Guar, 5.000%, 04/30/23[2]	65	63,050	0.1
International Wire Group Holdings, Inc., Private Placement, Sec’d Nt, 8.500%, 10/15/17[2]	135	136,350	0.1
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands),
4.875%, 10/15/23[2]	117	111,735	0.1
5.000%, 10/01/25[2]	138	129,548	0.1
5.625%, 11/01/24[2]	56	55,860	0.1

		496,543	0.5
INDUSTRIAL CONGLOMERATES — 0.1%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	78,955	0.1

MACHINERY — 1.2%
ATS Automation Tooling Systems, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 06/15/23[2]	182	182,455	0.2
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	226	216,960	0.2
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	500	345,000	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MACHINERY — (continued)
Gardner Denver, Inc., Private Placement, Sr Unsec’d Nt, 6.875%, 08/15/21[2]	$115	$101,775	0.1%
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	289	294,780	0.3
Oshkosh Corp., Co Guar, 5.375%, 03/01/25	59	58,705	0.1

		1,199,675	1.2
MARINE — 1.0%
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., Co Guar, 8.125%, 02/15/19	30	21,900	0.0	[12]
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., Private Placement, Sr Sec’d Nt, 7.375%, 01/15/22[2]	355	285,775	0.3
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 7.250%, 05/01/22[2]	273	245,700	0.3
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	95,000	0.1
Ultrapetrol Bahamas Ltd., Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21	437	275,310	0.3

		923,685	1.0
PROFESSIONAL SERVICES — 0.2%
CEB, Inc., Private Placement, Co Guar, 5.625%, 06/15/23[2]	83	82,792	0.1
IHS, Inc., Co Guar, 5.000%, 11/01/22	70	67,288	0.1

		150,080	0.2
ROAD & RAIL — 1.0%
Ashtead Capital, Inc., Private Placement, Sec’d Nt,
5.625%, 10/01/24[2]	200	199,000	0.2
6.500%, 07/15/22[2]	200	209,000	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Co Guar,
5.125%, 06/01/22[2]	150	144,750	0.1
5.250%, 03/15/25[2]	165	152,625	0.2
ROAD & RAIL — (continued)
Hertz Corp. (The), Co Guar, 7.375%, 01/15/21	$281	$290,132	0.3%

		995,507	1.0
TRADING COMPANIES & DISTRIBUTORS — 3.1%
Ahern Rentals, Inc., Private Placement, Sec’d Nt, 7.375%, 05/15/23[2]	185	160,950	0.2
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
6.250%, 12/01/19	30	32,175	0.0	[12]
7.625%, 04/15/20	200	224,500	0.3
Beacon Roofing Supply, Inc., Private Placement, Co Guar, 6.375%, 10/01/23[2]	82	82,205	0.1
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	285	276,450	0.3
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	190	197,600	0.2
HD Supply, Inc., Private Placement, Sr Sec’d Nt, 5.250%, 12/15/21[2]	155	155,775	0.2
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	21,105	0.0	[12]
8.250%, 12/15/20	888	1,038,960	1.1
United Rentals North America, Inc., Co Guar,
5.500%, 07/15/25	178	166,430	0.2
5.750%, 11/15/24	25	23,938	0.0	[12]
6.125%, 06/15/23	447	445,603	0.4
Univar USA, Inc., Private Placement, Co Guar, 6.750%, 07/15/23[2]	155	143,762	0.1

		2,969,453	3.1

Total Industrials		14,432,416	15.0

INFORMATION TECHNOLOGY — 8.5%
COMMUNICATIONS EQUIPMENT — 1.7%
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29	173	171,270	0.2
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	268	123,280	0.1
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2]	560	443,800	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
COMMUNICATIONS EQUIPMENT — (continued)
CommScope Technologies Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 06/15/25[2]	$114	$109,369	0.1%
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	22,482	0.1
5.500%, 06/15/24[2]	222	212,010	0.2
CommScope, Inc., Private Placement, Sr Sec’d Nt, 4.375%, 06/15/20[2]	34	33,745	0.0	[12]
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	453	231,030	0.2
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19	101	106,303	0.1
6.625%, 05/15/39	100	104,500	0.1
Plantronics, Inc., Private Placement, Co Guar, 5.500%, 05/31/23[2]	95	95,238	0.1

		1,653,027	1.7
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Anixter, Inc., Private Placement, Co Guar, 5.500%, 03/01/23[2]	140	137,900	0.1
Belden, Inc., Private Placement, Co Guar,
5.250%, 07/15/24[2]	53	49,025	0.1
5.500%, 09/01/22[2]	15	14,512	0.0	[12]
Brightstar Corp., Private Placement, Co Guar, 9.500%, 12/01/16[2]	215	216,613	0.2
CDW LLC/CDW Finance Corp., Co Guar,
5.000%, 09/01/23	55	55,401	0.1
6.000%, 08/15/22	101	105,570	0.1
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	45	45,225	0.1
Zebra Technologies Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 10/15/22[2]	191	203,415	0.2

		827,661	0.9
INTERNET SOFTWARE & SERVICES — 0.4%
Blue Coat Holdings, Inc., Private Placement, Sr Unsec’d Nt, 8.375%, 06/01/23[2]	87	86,782	0.1
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	35	35,963	0.0	[12]
INTERNET SOFTWARE & SERVICES — (continued)
VeriSign, Inc., Sr Unsec’d Nt,
4.625%, 05/01/23	$111	$107,947	0.1%
5.250%, 04/01/25	191	189,568	0.2

		420,260	0.4
IT SERVICES — 2.2%
Alliance Data Systems Corp., Private Placement, Co Guar, 5.375%, 08/01/22[2]	160	156,000	0.2
First Data Corp., Co Guar,
11.250%, 01/15/21	106	115,805	0.1
11.750%, 08/15/21	313	347,430	0.4
12.625%, 01/15/21	274	311,333	0.3
First Data Corp., Private Placement, Sec’d Nt,
8.250%, 01/15/21[2]	230	238,625	0.3
8.750%, 01/15/22[2]	220	230,202	0.2
First Data Corp., Private Placement, Sr Sec’d Nt,
5.375%, 08/15/23[2]	145	143,550	0.1
6.750%, 11/01/20[2]	260	271,700	0.3
SunGard Data Systems, Inc., Co Guar,
6.625%, 11/01/19	100	103,250	0.1
7.625%, 11/15/20	164	170,150	0.2

		2,088,045	2.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
6.750%, 03/01/19	235	162,444	0.2
7.000%, 07/01/24	196	121,520	0.1
7.500%, 08/15/22	97	62,080	0.1
7.750%, 08/01/20	85	55,037	0.0	[12]
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	55,825	0.1
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt,
5.000%, 05/15/21[2]	115	116,725	0.1
6.000%, 01/15/22[2]	58	60,610	0.1
Micron Technology, Inc., Co Guar, 5.875%, 02/15/22	50	49,312	0.0	[12]
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/23[2]	22	20,236	0.0	[12]
5.250%, 01/15/24[2]	93	85,327	0.1
5.625%, 01/15/26[2]	82	73,800	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (continued)
Micron Technology, Inc., Sr Unsec’d Nt, 5.500%, 02/01/25	$293	$268,828	0.3%
NXP B.V./NXP Funding LLC, Private Placement, Co Guar, (Netherlands), 5.750%, 03/15/23[2]	200	208,000	0.2
NXP BV/NXP Funding LLC, Private Placement, Co Guar, (Netherlands),
4.125%, 06/15/20[2]	218	218,545	0.2
4.625%, 06/15/22[2]	257	255,073	0.3

		1,813,362	1.9
SOFTWARE — 1.3%
Activision Blizzard, Inc., Private Placement, Co Guar,
5.625%, 09/15/21[2]	95	99,987	0.1
6.125%, 09/15/23[2]	110	116,875	0.1
Audatex North America, Inc., Private Placement, Co Guar,
6.000%, 06/15/21[2]	164	164,326	0.2
6.125%, 11/01/23[2]	69	69,345	0.1
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, 7.125%, (PIK), 05/01/21[2,17]	108	95,040	0.1
Infor U.S., Inc., Private Placement, Co Guar, 6.500%, 05/15/22[2]	143	131,202	0.1
Infor U.S., Inc., Private Placement, Sr Sec’d Nt, 5.750%, 08/15/20[2]	39	38,805	0.0	[12]
Italics Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 07/15/23[2]	148	141,340	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	223	222,443	0.2
Open Text Corp., Private Placement, Co Guar, (Canada), 5.625%, 01/15/23[2]	75	74,391	0.1
SS&C Technologies Holdings, Inc., Private Placement, Co Guar, 5.875%, 07/15/23[2]	97	98,698	0.1

		1,252,452	1.3
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NCR Corp., Co Guar,
5.000%, 07/15/22	$35	$33,162	0.0%[12]
5.875%, 12/15/21	15	14,700	0.0	[12]
6.375%, 12/15/23	40	39,200	0.1

		87,062	0.1

Total Information Technology		8,141,869	8.5

MATERIALS — 14.0%
CHEMICALS — 3.4%
Ashland, Inc., Co Guar, 4.750%, 08/15/22	193	180,696	0.2
Axiall Corp., Co Guar, 4.875%, 05/15/23	280	235,200	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), Class B, 8.100%, 03/15/27[2]	215	277,809	0.3
Blue Cube Spinco, Inc., Private Placement, Co Guar,
9.750%, 10/15/23[2]	212	220,480	0.2
10.000%, 10/15/25[2]	290	301,237	0.3
Chemours Co. (The), Private Placement, Sr Unsec’d Nt,
6.625%, 05/15/23[2]	80	53,800	0.1
7.000%, 05/15/25[2]	64	42,080	0.0	[12]
Eagle Spinco, Inc., Co Guar, 4.625%, 02/15/21	25	21,157	0.0	[12]
Hexion, Inc., Sr Sec’d Nt,
6.625%, 04/15/20	160	136,000	0.1
10.000%, 04/15/20	98	93,957	0.1
Huntsman International LLC, Private Placement, Co Guar, 5.125%, 11/15/22[2]	67	57,452	0.1
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21	135	152,563	0.2
Momentive Performance Materials, Inc., Sr Sec’d Nt,
3.880%, 10/24/21	150	115,500	0.1
8.875%, 10/15/20[1,4]	150	—	0.0
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.000%, 05/01/25[2]	81	76,140	0.1
5.250%, 08/01/23[2]	50	48,438	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS — (continued)
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	$166	$165,170	0.2%
Olin Corp., Sr Unsec’d Nt, 5.500%, 08/15/22	175	150,500	0.2
Platform Specialty Products Corp., Private Placement, Sr Unsec’d Nt, 6.500%, 02/01/22[2]	127	109,220	0.1
PolyOne Corp., Sr Unsec’d Nt,
5.250%, 03/15/23	242	228,811	0.2
7.375%, 09/15/20	60	62,100	0.1
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt,
8.000%, 12/01/18[2]	140	115,150	0.1
8.250%, 01/15/21[2]	200	160,000	0.2
Tronox Finance LLC, Co Guar, 6.375%, 08/15/20	11	6,985	0.0	[12]
Tronox Finance LLC, Private Placement, Co Guar, 7.500%, 03/15/22[2]	252	159,390	0.2
WR Grace & Co.-Conn, Private Placement, Co Guar,
5.125%, 10/01/21[2]	102	100,725	0.1
5.625%, 10/01/24[2]	33	32,340	0.0	[12]

		3,302,900	3.4
CONSTRUCTION MATERIALS — 2.5%
Cemex Espana S.A., Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	510	545,547	0.6
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	530	488,925	0.5
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
5.700%, 01/11/25[2]	250	226,250	0.2
6.125%, 05/05/25[2]	200	183,500	0.2
7.250%, 01/15/21[2]	200	199,500	0.2
Headwaters, Inc., Co Guar, 7.250%, 01/15/19	215	221,450	0.2
U.S. Concrete, Inc., Sr Sec’d Nt, 8.500%, 12/01/18	100	104,625	0.1
Vulcan Materials Co., Sr Unsec’d Nt,
4.500%, 04/01/25	163	159,740	0.2
7.500%, 06/15/21	230	263,350	0.3

		2,392,887	2.5
CONTAINERS & PACKAGING — 2.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2]	$200	$208,500	0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	35,294	0.0	[12]
Ball Corp., Co Guar, 5.250%, 07/01/25	128	126,159	0.1
Berry Plastics Corp., Sec’d Nt, 5.125%, 07/15/23	125	117,812	0.1
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, Private Placement, Co Guar, (Luxembourg),
5.625%, 12/15/16[2]	140	137,900	0.1
6.000%, 06/15/17[2]	65	63,619	0.1
Cascades, Inc., Private Placement, Co Guar, (Canada), 5.500%, 07/15/22[2]	135	128,250	0.1
Cascades, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 5.750%, 07/15/23[2]	105	100,275	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4]	259	43,009	0.1
Owens-Brockway Glass Container, Inc., Private Placement, Co Guar,
5.000%, 01/15/22[2]	85	80,750	0.1
5.375%, 01/15/25[2]	59	56,640	0.1
5.875%, 08/15/23[2]	48	48,300	0.0	[12]
6.375%, 08/15/25[2]	29	29,290	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	99,750	0.1
9.875%, 08/15/19	127	131,445	0.2
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 5.750%, 10/15/20	460	464,600	0.5
Sealed Air Corp., Private Placement, Co Guar,
4.875%, 12/01/22[2]	85	84,044	0.1
5.125%, 12/01/24[2]	85	83,300	0.1
6.500%, 12/01/20[2]	120	131,400	0.1

		2,170,337	2.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINING — 5.2%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	$155	$150,761	0.2%
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24	135	128,587	0.1
5.400%, 04/15/21	100	102,500	0.1
5.720%, 02/23/19	110	113,850	0.1
5.900%, 02/01/27	92	88,780	0.1
6.150%, 08/15/20	50	51,500	0.1
6.750%, 01/15/28	68	70,040	0.1
Aleris International, Inc., Co Guar,
7.625%, 02/15/18	71	69,047	0.1
7.875%, 11/01/20	46	44,625	0.0	[12]
Allegheny Technologies, Inc., Sr Unsec’d Nt, 6.625%, 08/15/23	161	138,460	0.1
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
6.250%, 03/01/21	30	27,056	0.0	[12]
7.000%, 02/25/22	340	309,400	0.3
7.750%, 10/15/39	530	431,950	0.5
10.600%, 06/01/19	465	502,200	0.5
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	71	70,112	0.1
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	305	183,000	0.2
Commercial Metals Co., Sr Unsec’d Nt,
4.875%, 05/15/23	20	17,500	0.0	[12]
6.500%, 07/15/17	150	154,500	0.2
7.350%, 08/15/18	75	79,312	0.1
First Quantum Minerals Ltd., Private Placement, Co Guar, (Canada),
6.750%, 02/15/20[2]	184	123,280	0.1
7.000%, 02/15/21[2]	54	34,965	0.1
Hecla Mining Co., Co Guar, 6.875%, 05/01/21	245	197,225	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	64	51,120	0.0	[12]
Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	100	89,250	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	277,313	0.3
METALS & MINING — (continued)
Lundin Mining Corp., Private Placement, Sr Sec’d Nt, (Canada),
7.500%, 11/01/20[2]	$107	$103,523	0.1%
7.875%, 11/01/22[2]	120	115,200	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	52,360	0.1
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	263	220,263	0.2
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	412,998	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	100	84,000	0.1
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Co Guar, 6.375%, 05/01/22[2]	150	141,750	0.1
Steel Dynamics, Inc., Co Guar,
5.125%, 10/01/21	90	85,275	0.1
5.250%, 04/15/23	57	52,155	0.1
5.500%, 10/01/24	30	27,506	0.0	[12]
6.375%, 08/15/22	108	106,110	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	95	52,250	0.1

		4,959,723	5.2
PAPER & FOREST PRODUCTS — 0.7%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2]	110	104,500	0.1
Hardwoods Acquisition, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	205	191,675	0.2
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	86,113	0.1
NWH Escrow Corp., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	105	95,550	0.1
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	156,800	0.2

		634,638	0.7

Total Materials		13,460,485	14.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
TELECOMMUNICATION SERVICES — 14.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.9%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg),
6.500%, 01/15/22[2]	$200	$190,500	0.2%
6.625%, 02/15/23[2]	200	192,375	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar, 6.625%, 01/31/22	234	235,755	0.2
CenturyLink, Inc., Private Placement, Sr Unsec’d Nt, 5.625%, 04/01/25[2]	179	142,305	0.2
Cincinnati Bell, Inc., Co Guar, 8.375%, 10/15/20	295	297,028	0.3
Consolidated Communications, Inc., Private Placement, Co Guar, 6.500%, 10/01/22[2]	150	134,250	0.1
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36	752	775,733	0.8
Frontier Communications Corp., Private Placement, Sr Unsec’d Nt,
8.875%, 09/15/20[2]	33	32,340	0.1
10.500%, 09/15/22[2]	205	199,875	0.2
11.000%, 09/15/25[2]	403	389,902	0.4
Frontier Communications Corp., Sr Unsec’d Nt,
8.500%, 04/15/20	225	218,813	0.3
8.750%, 04/15/22	134	119,331	0.1
9.250%, 07/01/21	222	213,788	0.2
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	34	28,050	0.0 [12]
6.625%, 12/15/22	683	532,740	0.6
7.250%, 04/01/19	267	250,313	0.2
7.250%, 10/15/20	280	256,900	0.3
7.500%, 04/01/21	220	202,950	0.2
Intelsat Luxembourg S.A., Co Guar, (Luxembourg), 7.750%, 06/01/21	225	148,500	0.2
Level 3 Communications, Inc., Sr Unsec’d Nt, 5.750%, 12/01/22	282	276,713	0.3
Level 3 Financing, Inc., Co Guar,
5.375%, 08/15/22	96	93,360	0.1
5.625%, 02/01/23	123	120,847	0.1
6.125%, 01/15/21	55	56,541	0.1
7.000%, 06/01/20	180	186,300	0.2
8.625%, 07/15/20	139	145,255	0.1
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Level 3 Financing, Inc., Private Placement, Co Guar,
5.125%, 05/01/23[2]	$75	$71,719	0.1%
5.375%, 05/01/25[2]	150	142,405	0.1
Neptune Finco Corp., Private Placement, Co Guar, 6.625%, 10/15/25[2]	222	223,110	0.2
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	360	331,200	0.3
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	55,781	0.1
Sprint Capital Corp., Co Guar,
6.875%, 11/15/28	165	118,388	0.1
8.750%, 03/15/32	366	284,565	0.3
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 5.375%, 04/15/21[2]	180	181,125	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 7.375%, 04/23/21[2]	222	219,225	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 4.750%, 07/15/20[2]	200	198,000	0.2
Windstream Services LLC, Co Guar,
6.375%, 08/01/23	110	79,266	0.1
7.500%, 06/01/22	206	155,530	0.2
7.500%, 04/01/23	394	291,560	0.3
7.750%, 10/01/21	295	228,625	0.2
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	151	163,835	0.2
Zayo Group LLC/Zayo Capital, Inc., Private Placement, Co Guar,
6.000%, 04/01/23[2]	295	286,150	0.3
6.375%, 05/15/25[2]	75	72,000	0.1

		8,542,948	8.9
WIRELESS TELECOMMUNICATION SERVICES — 5.1%
SBA Communications Corp., Sr Unsec’d Nt, 4.875%, 07/15/22	175	171,719	0.2
SoftBank Group Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2]	400	387,360	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
WIRELESS TELECOMMUNICATION SERVICES — (continued)
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	$93	$93,000	0.1%
9.000%, 11/15/18[2]	575	603,347	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
7.000%, 08/15/20	500	421,560	0.4
9.125%, 03/01/17	61	61,781	0.0	[12]
11.500%, 11/15/21	72	71,280	0.1
Sprint Corp., Co Guar,
7.125%, 06/15/24	829	637,998	0.7
7.250%, 09/15/21	82	67,138	0.1
7.625%, 02/15/25	316	244,703	0.2
7.875%, 09/15/23	353	285,709	0.3
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18	95	96,662	0.1
6.000%, 03/01/23	102	98,430	0.1
6.125%, 01/15/22	167	161,155	0.2
6.250%, 04/01/21	224	223,216	0.2
6.375%, 03/01/25	102	97,920	0.1
6.464%, 04/28/19	65	66,138	0.1
6.500%, 01/15/24	43	41,683	0.0	[12]
6.625%, 11/15/20	180	182,925	0.2
6.625%, 04/01/23	274	271,260	0.3
6.633%, 04/28/21	246	246,615	0.3
6.731%, 04/28/22	221	220,448	0.2
6.836%, 04/28/23	201	198,990	0.2

		4,951,037	5.1

Total Telecommunication Services		13,493,985	14.0

UTILITIES — 4.1%
ELECTRIC UTILITIES — 0.1%
Terraform Global Operating LLC, Private Placement, Co Guar, 9.750%, 08/15/22[2]	128	102,720	0.1
Texas Competitive Electric, Co Guar, VAR, 4.691%, 10/01/20	125	48,438	0.0	[12]

		151,158	0.1
GAS UTILITIES — 1.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/20/21	70	70,350	0.1
GAS UTILITIES — (continued)
Ferrellgas LP/Ferrellgas Finance Corp., Private Placement, Co Guar, 6.750%, 06/15/23[2]	$176	$160,160	0.2%
PBF Logistics LP/PBF Logistics Finance Corp., Private Placement, Co Guar, 6.875%, 05/15/23[2]	91	78,942	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Co Guar, 5.625%, 07/15/22	78	68,640	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Private Placement, Co Guar, 5.625%, 11/15/23[2]	102	88,978	0.1
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt, 5.625%, 03/01/25[2]	144	126,900	0.1
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 04/15/23	447	396,712	0.4
5.625%, 02/01/21	100	92,750	0.1
5.750%, 05/15/24	125	111,250	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt,
5.500%, 06/01/24	75	69,375	0.1
7.375%, 08/01/21	45	46,913	0.0	[12]

		1,310,970	1.4
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.6%
AES Corp., Sr Unsec’d Nt,
5.500%, 03/15/24	269	238,468	0.3
5.500%, 04/15/25	150	131,250	0.1
Calpine Corp., Private Placement, Sr Sec’d Nt, 5.875%, 01/15/24[2]	74	76,220	0.1
Calpine Corp., Sr Unsec’d Nt,
5.500%, 02/01/24	150	139,500	0.2
5.750%, 01/15/25	131	122,485	0.1
Dynegy, Inc., Co Guar,
5.875%, 06/01/23	211	197,812	0.2
6.750%, 11/01/19	163	163,407	0.2
7.375%, 11/01/22	210	211,838	0.2
7.625%, 11/01/24	70	70,700	0.1
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	269,700	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — (continued)
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	$270	$229,500	0.2%
NRG Energy, Inc., Co Guar,
6.250%, 07/15/22	75	68,250	0.1
6.250%, 05/01/24	175	154,438	0.1
6.625%, 03/15/23	214	196,880	0.2
Talen Energy Supply LLC, Private Placement, Sr Unsec’d Nt, 4.625%, 07/15/19[2]	100	91,000	0.1
TerraForm Power Operating LLC, Private Placement, Co Guar,
5.875%, 02/01/23[2]	92	81,190	0.1
6.125%, 06/15/25[2]	45	38,925	0.0	[12]

		2,481,563	2.6

Total Utilities		3,943,691	4.1

Total Corporate Bonds
(Cost $132,711,228)		121,546,039	126.5

LOAN ASSIGNMENTS — 8.7%
CONSUMER DISCRETIONARY — 3.1%
AUTOMOBILES — 0.2%
Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	222	219,409	0.2

HOTELS, RESTAURANTS & LEISURE — 0.5%
Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	75	74,672	0.1
Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	69	67,805	0.1
Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	103	103,502	0.1
Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	227	225,999	0.2

		471,978	0.5
LEISURE PRODUCTS — 0.3%
Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	213	204,480	0.2
LEISURE PRODUCTS — (continued)
FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	$124	$111,785	0.1%

		316,265	0.3
MEDIA — 1.4%
Entercom Radio LLC, Term B-2 Loan, VAR, 4.021%, 11/23/18	66	65,901	0.1
iHeartCommunications, Inc., Term Loan D, VAR, 6.944%, 01/30/19	702	581,000	0.6
iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.694%, 07/30/19	454	378,214	0.4
NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 10.000%, 07/22/20	38	38,036	0.0 [12]
Tribune Media Co., Term Loan B, VAR, 3.750%, 12/28/20	96	95,235	0.1
Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	78	77,398	0.1
Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20^	82	81,084	0.1
Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	61	55,624	0.0	[12]

		1,372,492	1.4
MULTILINE RETAIL — 0.3%
J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	247	245,147	0.3

SPECIALTY RETAIL — 0.4%
J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	201	154,792	0.2
Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	128	127,916	0.1
Staples, Inc., Term Loan, VAR, 04/21/21^	119	118,349	0.1

		401,057	0.4

Total Consumer Discretionary		3,026,348	3.1

CONSUMER STAPLES — 0.2%
FOOD & STAPLES RETAILING — 0.1%
Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,450	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	$116	$115,458	0.1%

Total Consumer Staples		160,908	0.2

ENERGY — 0.5%
ENERGY EQUIPMENT & SERVICES — 0.2%
Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	97	62,069	0.1
Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	96	68,803	0.1

		130,872	0.2
OIL, GAS & CONSUMABLE FUELS — 0.3%
Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	38	37,441	0.0	[12]
Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	175	48,125	0.0	[12]
Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	61	60,442	0.1
Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18[1,4]	250	41,875	0.0	[12]
Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	75	74,066	0.1
W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	62	53,475	0.1

		315,424	0.3

Total Energy		446,296	0.5

FINANCIALS — 0.5%
CONSUMER FINANCE — 0.2%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	255	250,900	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	30	29,888	0.1
ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	234	221,679	0.2

		251,567	0.3

Total Financials		502,467	0.5

HEALTH CARE — 0.3%
HEALTH CARE PROVIDERS & SERVICES — 0.2%
inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	$169	$168,616	0.2%

PHARMACEUTICALS — 0.1%
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	124	122,961	0.1

Total Health Care		291,577	0.3

INDUSTRIALS — 1.3%
BUILDING PRODUCTS — 0.2%
Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22^	196	194,138	0.2

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.577%, 06/30/17	117	115,836	0.1
WTG Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	200	195,000	0.2

		310,836	0.3
CONSTRUCTION & ENGINEERING — 0.1%
Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	37	36,986	0.1

INDUSTRIAL CONGLOMERATES — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	430	406,797	0.4

MARINE — 0.2%
Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	91	60,480	0.1
Navios Maritime Partners LP, Term Loan, VAR, 5.500%, 06/18/20	79	78,874	0.1
Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	90	55,575	0.0	[12]

		194,929	0.2
ROAD & RAIL — 0.1%
Gruden Acquisition, Inc., 2nd Lien Term Loan, VAR, 08/18/23	114	108,300	0.1

Total Industrials		1,251,986	1.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INFORMATION TECHNOLOGY — 0.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	$318	$316,621	0.3%

INTERNET SOFTWARE & SERVICES — 0.1%
Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	76	76,025	0.1

IT SERVICES — 0.3%
First Data Corp., Term Loan, VAR, 3.696%, 09/24/18	264	260,927	0.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	132	131,478	0.1

Total Information Technology		785,051	0.8

MATERIALS — 0.7%
CHEMICALS — 0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	172	170,782	0.2
OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	42	42,755	0.0 [12]

		213537	0.2
CONSTRUCTION MATERIALS — 0.1%
Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	44	44,211	0.1

CONTAINERS & PACKAGING — 0.1%
Berry Plastics Corp., Term Loan F, VAR, 09/16/22^	75	74,801	0.1

METALS & MINING — 0.3%
Coeur Mining, Inc., Term Loan, VAR, 06/23/20	150	147,000	0.1
FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	184	150,157	0.2

		297,157	0.3

Total Materials		629,706	0.7

TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	147	147,080	0.2
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	$34	$34,143	0.0%[12]

		181,223	0.2

Total Telecommunication Services		181,223	0.2

UTILITIES — 1.1%
ELECTRIC UTILITIES — 1.1%
Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	89	88,251	0.1
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 05/05/16[1,4]	127	127,308	0.1
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.683%, 10/10/17[1,4]	1,335	508,863	0.5
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.683%, 11/18/15[1,4]	925	343,468	0.4

		1,067,890	1.1

Total Utilities		1,067,890	1.1

Total Loan Assignments
(Cost $10,150,559)		8,343,452	8.7

PREFERRED SECURITIES — 3.0%
FINANCIALS — 3.0%
BANKS — 2.7%
Bank of America Corp., Jr Sub Nt, Series AA, VAR, 6.100%, 03/17/25[14]	254	247,650	0.3
BNP Paribas S.A., Private Placement, Jr Sub Nt, (France), VAR, 7.375%, 08/19/25[2,14]	200	201,250	0.2
Citigroup, Inc., Jr Sub Nt,
Series O, VAR, 5.875%, 03/27/20[14]	135	132,637	0.1
Series P, VAR, 5.950%, 05/15/25[14]	100	94,250	0.1
Series Q, VAR, 5.950%, 08/15/20[14]	370	364,913	0.4
VAR, 5.950%, 01/30/23[14]	235	228,097	0.2
Credit Agricole S.A., Private Placement, Jr Sub Nt, (France), VAR, 6.625%, 09/23/19[2,14]	200	192,250	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
BANKS — (continued)
HSBC Holdings plc, Jr Sub Nt, (United Kingdom), VAR, 6.375%, 03/30/25[14]	$200		$190,750	0.2%
Royal Bank of Scotland Group plc, Jr Sub Nt, (United Kingdom),
VAR, 7.500%, 08/10/20[14]	257		256,437	0.3
VAR, 8.000%, 08/10/25[14]	200		201,500	0.2
Societe Generale S.A., Private Placement, Jr Sub Nt, (France), VAR, 8.000%, 09/29/25[2,14]	475		467,875	0.5

			2,577,609	2.7
CAPITAL MARKETS — 0.3%
Goldman Sachs Group, Inc. (The), Jr Sub Nt, Series M, VAR, 5.375%, 05/10/20[14]	264		257,895	0.3

Total Financials			2,835,504	3.0

Total Preferred Securities
(Cost $2,888,831)			2,835,504	3.0

Asset-Backed Securities — 0.8%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.694%, 09/25/34	7		6,440	0.0	[12]
Unipac IX LLC, 13.000%, 05/15/16	822		804,127	0.8

Total Asset-Backed Securities
(Cost $826,338)			810,567	0.8

Total Fixed Income Investments
(Cost $146,693,477)			133,608,609	139.1

PREFERRED STOCKS — 1.4%
CONSUMER DISCRETIONARY — 0.3%
MEDIA — 0.3%
Spanish Broadcasting System, Inc., Pfd, Series B, 10.750%, (PIK), 10/29/15[15,17] ($1,000 par value)	—	[11]	312,900	0.3

FINANCIALS — 1.0%
CONSUMER FINANCE — 0.2%
Ally Financial, Inc., Pfd, Private Placement, Series G, 7.000%, 10/29/15[2,15] ($1,000 par value)	—	[11]	190,600	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	$4		$91,908	0.1%

INSURANCE — 0.7%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42 ($25 par value)	6		182,536	0.2
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.409%, 10/27/15[15] ($1,000 par value)	1		512,019	0.5

			694,555	0.7

Total Financials			977,063	1.0

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1	—	[11]	—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1]	—	[11]	—	0.0

METALS & MINING — 0.1%
ArcelorMittal, Pfd, (Luxembourg), 6.000%, 01/15/16 ($25 par value)	9		73,774	0.1

Total Materials			73,774	0.1

Total Preferred Stocks
(Cost $1,592,079)			1,363,737	1.4

COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%[12]
MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1]	—	[11]	33,764	0.0	[12]

SPECIALTY RETAIL — 0.0%[12]
Nebraska Book Holdings, Inc.[1]	8		12,781	0.0	[12]

Total Consumer Discretionary			46,545	0.0	[12]

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust, Contingent Value	1,297		3,631	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
INSURANCE — 0.0%[12]
Jupiter Holding I Corp.[1]	$1		$12,394	0.0%[12]

Total Financials			16,025	0.0 [12]

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc.[1]	—	[11]	—	0.0

MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1]	4		—	0.0

TELECOMMUNICATION SERVICES — 0.2%
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NII Holdings, Inc.[1]	23		151,813	0.2

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Dynegy, Inc.[1]	3		62,010	0.1

Total Common Stocks
(Cost $740,869)			276,393	0.3

WARRANTS — 0.0%[12]
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00)[1]	3		—	0.0
Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00)[1]	1		—	0.0

			—	0.0

Total Consumer Discretionary			—	0.0

ENERGY — 0.0%[12]
OIL, GAS & CONSUMABLE FUELS — 0.0%[12]
Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00)[1]	—	[11]	114	0.0 [12]

Total Warrants
(Cost $46)			114	0.0 [12]

Total Equity Investments
(Cost $2,332,994)			1,640,244	1.7

SHORT-TERM INVESTMENT — 0.7%
INVESTMENT COMPANY — 0.7%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060%[5,13]
(Cost $694,948)	$695		$694,948	0.7%

TOTAL INVESTMENTS
(Cost $149,721,419)			135,943,801	141.5

Preferred Stock and Liabilities in Excess of Other assets			(39,878,014)	(41.5)

Net Assets Applicable to Common Stockholders			96,065,787	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Nt	Note
Pfd	Preferred
Reg. S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2015.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $52,521,212 and 54.7% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of September 30, 2015.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2015.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2015.

[16]	Security is distressed as of September 30, 2015. The rate at which income is accrued on the security is lower than the stated coupon rate.
[17]	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
^	All or a portion of the security is unsettled as of September 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,526,902
Aggregate gross unrealized depreciation	(15,304,520)

Net unrealized appreciation/depreciation	$(13,777,618)

Federal income tax cost of investments	$149,721,419

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at September 30, 2015.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$46,545		$46,545
Financials	—	—	16,025		16,025
Industrials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	151,813	—	—		151,813
Utilities	62,010	—	—		62,010

Total Common Stocks	213,823	—	62,570		276,393

Preferred Stocks
Consumer Discretionary	312,900	—	—		312,900
Financials	977,063	—	—		977,063
Industrials	—	—	—	(a)	—	(a)
Materials	73,774	—	—		73,774

Total Preferred Stocks	1,363,737	—	—		1,363,737

Debt Securities
Asset-Backed Securities	—	—	810,567		810,567
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	73,047	—		73,047

Total Convertible Bonds	—	73,047	—		73,047

Corporate Bonds
Consumer Discretionary	—	22,773,407	197,214		22,970,621
Consumer Staples	—	6,607,318	—		6,607,318
Energy	—	14,743,031	—		14,743,031
Financials	—	9,043,527	—		9,043,527
Health Care	—	14,708,815	281		14,709,096
Industrials	—	14,429,635	2,781		14,432,416
Information Technology	—	8,141,869	—		8,141,869
Materials	—	13,417,476	43,009		13,460,485
Telecommunication Services	—	13,493,985	—		13,493,985
Utilities	—	3,943,691	—		3,943,691

Total Corporate Bonds	—	121,302,754	243,285		121,546,039

Preferred Securities
Financials	—	2,835,504	—		2,835,504

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$3,026,348	$—		$3,026,348
Consumer Staples	—	160,908	—		160,908
Energy	—	446,296	—		446,296
Financials	—	502,467	—		502,467
Health Care	—	291,577	—		291,577
Industrials	—	1,251,986	—		1,251,986
Information Technology	—	785,051	—		785,051
Materials	—	482,706	147,000		629,706
Telecommunication Services	—	181,223	—		181,223
Utilities	—	1,067,890	—		1,067,890

Total Loan Assignments	—	8,196,452	147,000		8,343,452

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	114		114

Total Warrants	—	—	114		114

Short-Term Investments
Investment Company	694,948	—	—		694,948

Total Investments in Securities	$2,272,508	$132,407,757	$1,263,536		$135,943,801

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Investments in Securities
Asset-Backed Securities	$1,227,814		$—	$110,075	$4,326	$—	$(531,648)	$—	$—	$810,567
Common Stocks — Consumer Discretionary	70,702		—	(24,157)	—	—	—	—	—	46,545
Common Stocks — Financials	7,579		—	8,448	—	—	—	—	(2)	16,025
Common Stocks — Industrials	1,833		—	2,867	—	—	(4,700)	—	—	—
Common Stocks — Materials	504,592		(586,435)	805,896	—	—	(724,053)	—	—	—
Convertible Bond — Consumer Discretionary	—	(a)	—	(462)	—	462	—	—	—	—
Corporate Bonds — Consumer Discretionary	84,973		—	(19,799)	(2,651)	321	(3,430)	137,800	—	197,214
Corporate Bonds — Health Care	281		—	—	—	—	—	—	—	281

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

	Balance as of December 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Corporate Bonds — Industrials	1,545,748		31,926	(36,043)	—	—	(667,904)	—	(870,946)	2,781
Corporate Bonds — Materials	208,071		(9,776)	4,694	666	—	(160,646)	—	—	43,009
Corporate Bonds — Utilities	650		1,139	4,038	—	—	(5,827)	—	—	—
Loan Assignments — Materials	—		—	(116)	116	147,000	—	—	—	147,000
Preferred Stocks — Consumer Discretionary	5,294		—	(5,294)	—	—	—	—	—	—
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—
Warrants — Energy	—		—	114	—	—	—	—	—	114
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—

Total	$3,657,537		$(563,146)	$850,261	$2,457	$147,783	$(2,098,208)	$137,800	$(870,948)	$1,263,536

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $ 94,871.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$12,394	Market Comparable Companies	EBITDA Multiple (a)	5.5x (5.5x)
	—	Pending Sale Amount	Discount for potential outcome	100% (N/A)
	—	Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	3,633	Terms of Plan of Reorganization	Discount for potential outcome	100% (N/A)

Common Stock	16,027
	—	Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	—	Pending Sale Amount	Discount for potential outcome	100% (N/A)

Preferred Stock	—
	67,730	Market Comparable Companies	EBITDA Multiple (a)	6.00x (6.00x)
	—	Discounted Cash Flow	Probability of Insolvency	99.9% (N/A)
	43,009	Pending Sale Amount	Discount for potential outcome	25% (N/A)

Corporate Bond	110,739
	810,567	Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
			Implied Spread to Index	2.00% - 2.50% (2.25%)
			Constant Prepayment Rate	2.00% (N/A)
			Constant Default Rate	5.00% (N/A)
			Yield (Discount Rate of Cash Flows)	9.58% (N/A)

Asset-Backed Securities	810,567
Warrants	114	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	937,447

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At September 30, 2015, the value of these securities was $326,089. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.